Note 14 - Retirement and Pension Plans - Summary of Funded Status of the Plan (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated benefit obligation	$ (932)	$ (889)
Project benefit obligation	(1,067)	(1,034)	$ (979)	$ (1,018)
Plan assets at fair value	920	857	$ 765	$ 697
Funded status of the plan	$ (147)	$ (177)